Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 60,498	$ 97,232
Restricted cash – current (note 16)	2,764	2,779
Accounts receivable	35,056	36,202
Assets Held-for-sale, Not Part of Disposal Group	11,925	32,974
Due from affiliates (note 13c)	681	5,236
Bunker and lube oil inventory	49,609	34,606
Prepaid expenses	12,528	9,739
Accrued revenue	20,673	26,640
Total current assets	193,734	245,408
Restricted cash – long-term (note 16)	3,135	3,135
Total vessels and equipment	1,056,657	1,104,742
Vessels related to finance leases, at cost, less accumulated depreciation of $89.5 million (2020 - $124.4 million) (note 7)	368,118	450,558
Operating lease right-of-use assets (notes 7 and 15)	548	2,529
Property plant and equipment including finance lease and operating lease right of use assets	1,425,323	1,557,829
Investment in and advances to equity-accounted joint venture	25,873	28,561
Derivative Assets (note 8)	101	0
Other non-current assets	1,887	897
Intangible Assets, Net (Excluding Goodwill)	1,734	1,989
Goodwill	2,426	2,426
Assets, Total	1,654,213	1,840,245
Supplemental Balance Sheet Elements [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	282,700	417,400
Sale Leaseback Transaction, Accumulated Depreciation	89,500	124,400
Accumulated amortization on intangible assets	4,000	3,700
Current
Accounts payable	31,115	31,059
Accrued liabilities (note 13c)	36,923	55,055
Short-term debt (note 5)	10,000	10,000
Due to affiliates (note 13c)	10,162	3,123
Long-term Debt, Current Maturities	10,864	10,858
Current portion of derivative liabilities (note 8)	632	289
Current obligations related to finance leases (note 7)	139,965	78,476
Current portion of operating lease liabilities (note 7)	837	3,685
Other current liabilities (note 3)	822	4,574
Total current liabilities	241,320	197,119
Long-term debt (note 6)	282,735	232,103
Long-term obligations related to finance leases (note 7)	152,792	281,567
Long-term operating lease liabilities (note 7)	105	315
Derivative liabilities (note 8)	0	597
Other long-term liabilities (note 10)	47,828	49,642
Total liabilities	724,780	761,343
Equity
Common stock and additional paid-in capital (585.0 million shares authorized, 29.2 million Class A and 4.6 million Class B shares issued and outstanding as of June 30, 2021, and 585.0 million shares authorized, 29.1 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2020) (note 12)	$ 1,300,260	$ 1,299,220
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000.0
Accumulated deficit	$ (370,827)	$ (220,318)
Total equity	929,433	1,078,902
Total liabilities and equity	$ 1,654,213	$ 1,840,245
Common Class A [Member]
Equity
Common stock, shares authorized (in shares)	485,000,000.0	485,000,000.0
Common Stock, Shares, Outstanding	29,200,000	29,100,000
Common stock, shares issued (in shares)	29,200,000	29,100,000
Common Class B [Member]
Equity
Common stock, shares authorized (in shares)	100,000,000.0	100,000,000.0
Common Stock, Shares, Outstanding	4,600,000	4,600,000
Common stock, shares issued (in shares)	4,600,000	4,600,000